Quantitative And Qualitaty Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commercial
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	$ 10,561,084	$ 11,454,013
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	953,305	860,554
Net Credit Losses During Period On Loans Managed And Securitized	310,219	476,433
Construction
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	547,673	913,595
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	386,099	654,050
Net Credit Losses During Period On Loans Managed And Securitized	35,347	486,673
Leasing
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	563,867	602,993
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	8,313	8,435
Net Credit Losses During Period On Loans Managed And Securitized	3,611	10,427
Mortgages
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	9,076,243	8,927,303
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,382,534	1,554,033
Net Credit Losses During Period On Loans Managed And Securitized	29,439	293,582
Consumer
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,673,755	3,705,984
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	105,644	136,483
Net Credit Losses During Period On Loans Managed And Securitized	155,765	214,163
Loans Securitized Sold [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(3,456,933)	(3,981,915)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(301,960)	(423,345)
Net Credit Losses During Period On Loans Managed And Securitized	(1,434)	(1,419)
Loans Held For Sale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(363,093)	(893,938)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(263,648)	0
Net Credit Losses During Period On Loans Managed And Securitized	1,101	(327,207)
Loans Held In Portfolio [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	24,951,299	25,564,917
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,594,632	2,974,009
Net Credit Losses During Period On Loans Managed And Securitized	554,738	1,152,652
Covered loans
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	4,348,703	4,836,882
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,324,345	183,799
Net Credit Losses During Period On Loans Managed And Securitized	$ 20,690	$ 0